March 22, 2016

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Personal Strategy Funds, Inc.

 consisting of the following classes:

  T. Rowe Price Personal Strategy Balanced Fund—I Class

  T. Rowe Price Personal Strategy Growth Fund—I Class

  T. Rowe Price Personal Strategy Income Fund—I Class

 File Nos. 033-53675/811-07173

Dear Mr. O’Connor:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the fund’s Statement of Additional Information (“SAI”) or prospectus that were filed under Rule 485(b) on March 16, 2016.

The prospectus and SAI went effective automatically on March 21, 2016.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman